SCHEDULE OF ALLOWANCES FOR EXPECTED CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Allowances for expected credit loss, beginning balance	$ (189,069)	$ (35,900)
Allowances for expected credit loss, Provision for the year	(623,034)	(153,074)
Allowances for expected credit loss, Exchange adjustment	(4,161)	(95)
Allowances for expected credit loss, beginning balance	$ (816,264)	$ (189,069)